BUSINESS ACQUISITIONS AND GOODWILL - Balance Sheet of Capstone Subsequent to Investment (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 23, 2017	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash			$ 9,093	$ 20,956
Other current assets (Note 8)			16,188	11,321
Current assets			278,719	242,237
Current liabilities
Accounts payable and accrued liabilities			104,812	98,016
Borrowings, current (Note 13)			14,979	7,604
Current liabilities			143,438	111,671
Plus: remaining non-controlling interest	[1]		15
Plus: remaining non-controlling interest			$ 6,589	$ 6,407
Capstone Investment
Current assets
Cash		$ 5,066
Other current assets (Note 8)		578
Current assets		5,644
Current liabilities
Accounts payable and accrued liabilities		20
Borrowings, current (Note 13)		559
Current liabilities		579
Consideration paid for investment		5,050
Plus: remaining non-controlling interest	[1]	15
Fair value of net assets		$ 5,065

[1]	Refers to the purchase by the Company of shares in Capstone Polyweave Private Limited, a newly-formed enterprise in India (d/b/a "Capstone"), on June 23, 2017. Refer to Note 16 for additional information.